Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Class A Ordinary Shares [Member]
Class A ordinary share, par value	$ 0.0001	$ 0.0001
Shares subject to possible redemption	33,272,111	32,900,501
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	1,227,889	1,599,499
Ordinary shares, shares outstanding	1,227,889	1,599,499
Class F Ordinary Shares [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	8,625,000	8,625,000
Ordinary shares, shares outstanding	8,625,000	8,625,000